Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitment and Contingencies [Abstract]
Schedule of future minimum lease payments
Year	Amount
2015	$37,300
2016	38,000
2017	38,800
2018	9,700
Total	$127,800